UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                   Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2009

Check here if Amendment [  ]:        Amendment Number:

This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lindsell Train Limited
Address: 5th Floor, 2 Queen Anne's Gate Buildings, Dartmouth Street
         London SW1H 9BP

Form 13F File Number:     028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Lim
Title:    Chief Operating Officer
Phone:    00 44 20 7227 8233

Signature, Place, and Date of Signing:


/s/ Michael Lim      London, England                   February 16, 2010
-------------------------------------------------------------------------
[Signature]          [City, State]                     [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             Nil

Form 13F Information Table Entry Total:          7

Form 13F Information Table Value Total:  $ 107,380
                                         (thousands)




                                                                           SHARES
                                         TITLE                               OR
                                         OF                     VALUE       PRN     SH/  PUT/  INVESTMENT  OTHER
NAME                                     CLASS       CUSIP      X$1,000    AMOUNT   PRN  CALL  DISCRETION  MGRS    VOTING AUTHORITY
                                                                                                                  SOLE  SHARED NONE
BROWN FORMAN CORP                        CL A        115637100   12,377    219,679  SH         SOLE               219,679
DR PEPPER SNAPPLE GROUP INC (UN*)        COM         26138E109   36,542  1,291,226  SH         SOLE             1,291,226
DUN & BRADSTREET CORP StateplaceDEL NE   COM         26483E100      432      5,125  SH         SOLE                 5,125
EBAY INC                                 COM         278642103   26,663  1,133,163  SH         SOLE             1,133,163
INTUIT                                   COM         461202103   17,872    581,583  SH         SOLE               581,583
DISNEY WALT CO                           COM DISNEY  254687106   12,842    398,209  SH         SOLE               398,209
WORLD WRESTLING ENTMT INC                CL A        98156Q108      652     42,500  SH         SOLE                42,500